FAIR VALUE MEASUREMENTS AND FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about financial instruments [abstract]
Financial assets measured at fair value
	Level 1	Level 2	Level 3	Total
Financial assets
Cash and cash equivalents, December 31, 2019	$3,017,704	$-	$-	$3,017,704
Cash and cash equivalents, December 31, 2018	$5,304,097	$-	$-	$5,304,097
Cash and cash equivalents, December 31, 2017	$4,100,608	$-	$-	$4,100,608

Financial assets and financial liabilities
	December 31, 2019	December 31, 2018	December 31, 2017
Fair value through profit or loss
Cash	$3,017,704	$5,304,097	$4,100,608
Fair value through other comprehensive income
Marketable securities	$-	$-	$205,600
Amortized cost
Receivables	$246,671	$36,399	$34,653
Restricted cash equivalents	$34,500	$34,500	$34,500
	$3,298,875	$5,374,996	$4,375,361
Amortized cost
Accounts payable and accrued liabilities	$2,420,392	$1,636,786	$1,895,983
Lease liability	$52,818	$-	$-
	$2,473,210	$1,636,786	$1,895,983